Investments in Associates and Joint Ventures - Summary of Changes in Investments in Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	₩ 1,480,722	₩ 1,288,429
Acquisition (Disposal)	101,387	255,041
Share of net profit (loss) from associates and joint ventures	(35,634)	(16,821)
Others	10,414	(45,927)
Ending	1,556,889	1,480,722
KIF Investment Fund [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	170,979	178,935
Share of net profit (loss) from associates and joint ventures	5,443	2,502
Others	632	(10,458)
Ending	177,054	170,979
K Bank [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	852,756	831,737
Acquisition (Disposal)	0
Share of net profit (loss) from associates and joint ventures	1,089	29,010
Others	19,036	(7,991)
Ending	872,881	852,756
Hyundai Robotics Co., Ltd. [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	49,372	48,725
Acquisition (Disposal)	0
Share of net profit (loss) from associates and joint ventures	(1,637)	798
Others	(1)	(151)
Ending	47,734	49,372
Megazone Cloud Corporation [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	136,199
Acquisition (Disposal)		130,001
Share of net profit (loss) from associates and joint ventures	(4,583)	(22,555)
Others	78	28,753
Ending	131,694	136,199
IGIS No. 4681 General Private Real Estate Investment Company [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	23,589
Acquisition (Disposal)		25,000
Share of net profit (loss) from associates and joint ventures	(105)	(1,411)
Ending	23,484	23,589
KT-DSC creative economy youth start-up investment fund [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	22,123	22,138
Acquisition (Disposal)	(500)
Share of net profit (loss) from associates and joint ventures	3,494	(13)
Others		(2)
Ending	25,117	22,123
IGIS Professional Investors Private Investment Real Estate Investment LLC No.395 [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	16,620	17,084
Share of net profit (loss) from associates and joint ventures	(4,678)	(464)
Ending	11,942	16,620
Others [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	209,084
Acquisition (Disposal)	101,887
Share of net profit (loss) from associates and joint ventures	(34,912)
Others	(32,568)
Ending	243,491	209,084
Other associates and joint ventures [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	209,084	189,810
Acquisition (Disposal)		100,040
Share of net profit (loss) from associates and joint ventures		(24,688)
Others		(56,078)
Ending		209,084
LS Marine Solution Co Ltd Formerly KT Submarine Co Ltd [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	0
Share of net profit (loss) from associates and joint ventures	255
Others	23,237
Ending	₩ 23,492	₩ 0